Variable interest entities - Alstead Re Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Fixed maturity investments	$ 1,681.0	$ 1,949.2
Short-term investments	1,085.2	715.5
Cash	136.3	119.4
Accrued investment income	11.2	14.1
Insurance and reinsurance premiums receivable	730.1	630.6
Funds held by ceding companies	293.9	186.8
Deferred acquisition costs	148.2	141.6	$ 120.9	$ 84.7
Total assets	6,413.8	6,007.7
Liabilities
Total unpaid loss and LAE reserves	2,331.5	2,016.7	$ 1,898.5	$ 1,620.1
Unearned insurance and reinsurance premiums	708.0	647.2
Other liabilities	201.3	150.5
Total liabilities	4,548.0	4,069.3
VIEs
Liabilities
Other liabilities	0.1	0.0
Alstead Re
Assets:
Fixed maturity investments	3.9	4.0
Short-term investments	0.5	0.3
Cash	0.1	0.2
Total investments	4.5	4.5
Accrued investment income	0.0	0.1
Insurance and reinsurance premiums receivable	(0.3)	3.7
Funds held by ceding companies	3.4	5.2
Deferred acquisition costs	0.3	0.9
Total assets	7.9	14.4
Liabilities
Total unpaid loss and LAE reserves	0.5	4.6
Unearned insurance and reinsurance premiums	0.6	3.7
Total liabilities	$ 1.2	$ 8.3